Deposits (Tables)	9 Months Ended
Dec. 31, 2025
Deposit Assets [Abstract]
Schedule of deposits [Table Text Block]
Description	December 31, 2025	March 31, 2025

Utility energy deposits*	$34,165	$8,371
Equipment deposits	22,392	78,647
Import duty deposits and other	1,874	-
Bell Canada**	8,196	-
Deposits, gross	66,627	87,018

Equipment deposit provision, opening and closing	(12,131)	(12,131)
Deposits, net	$54,496	$74,887